RIGHT-OF-USE ASSETS AND LEASE LIABILITIES (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Financing activities from discontinued operations for leases	$ 342,000	$ 250,000
Discontinued operations [member]
IfrsStatementLineItems [Line Items]
Financing activities from discontinued operations for leases			$ 2,020,000